DEBT - Additional information (Details) € in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2019 EUR (€)	Feb. 28, 2019 USD ($)
N Y F R B Rate
Debt Instrument [Line Items]
Additional interest over base, as a percent			0.50%
Adjusted Eurodollar rate
Debt Instrument [Line Items]
Additional interest over base, as a percent			1.00%
L I B O Screen rate
Debt Instrument [Line Items]
Additional interest over base, as a percent			0.00%
Number of days before period for rate determination			2 days
EURIBOR Screen rate
Debt Instrument [Line Items]
Additional interest over base, as a percent			0.00%
Number of days before period for rate determination			2 days
Statutory Reserve Rate
Debt Instrument [Line Items]
Maximum rounding percentage			0.0625%
Senior Notes
Debt Instrument [Line Items]
Principal amount											$ 300.0
Fixed interest rate										9.75%	9.75%
Credit Facility
Debt Instrument [Line Items]
Maximum borrowing											$ 1,040.0
Excess cash flow payment percentage			50.00%
Amount of excess cash flow payment due								$ 0.0	$ 36.6
USD Term Loans
Debt Instrument [Line Items]
Maximum borrowing | €										€ 450.0
Fixed interest rate							4.50%	4.50%
Amount of quarterly installment			$ 2.6
Average interest rate during the period			4.63%
USD Term Loans | Base Rate [Member]
Debt Instrument [Line Items]
Additional interest over base, as a percent			3.50%
EUR Term Loans
Debt Instrument [Line Items]
Principal amount | €		€ 425.0		€ 425.0		€ 419.0	€ 419.0
Maximum borrowing											80.0
Payments made | €	€ 6.0	€ 25.0		€ 31.0
Additional interest over base, as a percent			5.00%
Average interest rate during the period			5.00%
Revolver
Debt Instrument [Line Items]
Maximum borrowing											$ 110.0
Credit facility fee incurred			$ 0.4		$ 0.4